Subordinated loans	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Subordinated loans
18 Subordinated loans

Subordinated loans by the group
In EUR million	2022	2021
ING Groep N.V.	15,786	16,715
Subordinated loans issued by ING Groep N.V. include bonds issued to raise Tier 1 and Tier 2 (CRD IV eligible) capital for ING Bank N.V. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.
In 2022 ING Groep N.V. issued in August EUR 1 billion 4.13% Fixed Rate Subordinated Tier 2 Green Notes. ING Groep N.V. redeemed in April 2022 USD 1 billion 6.875% Perpetual Additional Tier 1 Contingent Convertible Capital Securities and in May 2022 JPY 10 billion 1.10% Subordinated Tier 2 Notes on the first call dates. Reference is made to Note 32 'Changes in liabilities arising from financing activities' for further information on issuances and redemptions.
The average interest rate on subordinated loans is 4.01% (2021: 3.75%). The interest expense during the year 2022 was EUR 648 million (2021: EUR 571 million).